INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of period	R$ 1,367,802	R$ 1,280,299	R$ 798,844
Equity in earnings	(17,050)	10,141	(34,597)
Other comprehensive income	55,038	125,719	(16,745)
Capital increase	470,990	7,000	362,857
Joint venture creation			145,084
Contingent price complement			65,500
Capital reduction	(20,344)
Dividends/Interest on equity	(44,037)	(55,357)	(40,644)
Balance at end of period	1,812,399	1,367,802	1,280,299
Investments in North America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of period	301,272	346,080	303,526
Equity in earnings	(111,637)	(77,909)	(111,581)
Other comprehensive income	28,182	33,101	(10,485)
Capital increase	463,990		178,670
Dividends/Interest on equity			(14,050)
Balance at end of period	681,807	301,272	346,080
Investments in South America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of period	701,233	584,899	404,522
Equity in earnings	66,468	51,648	41,553
Other comprehensive income	21,282	96,045	(6,260)
Joint venture creation			145,084
Capital reduction	(20,344)
Dividends/Interest on equity	(20,247)	(31,359)
Balance at end of period	748,392	701,233	584,899
Investments in Special Steel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of period	213,899	199,647	0
Equity in earnings	6,779	15,629	15,460
Other comprehensive income	3,523	(1,377)
Capital increase			184,187
Balance at end of period	224,201	213,899	199,647
Investments In Brazil
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of period	3,250	0	0
Equity in earnings	(828)	(1,700)
Other comprehensive income	2,051	(2,050)
Capital increase	7,000	7,000
Balance at end of period	11,473	3,250	0
Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of period	148,148	149,673	90,796
Equity in earnings	22,168	22,473	19,971
Contingent price complement			65,500
Dividends/Interest on equity	(23,790)	(23,998)	(26,594)
Balance at end of period	R$ 146,526	R$ 148,148	R$ 149,673